May 23, 2025
REX TSLA Growth & Income ETF
REX TSLA Growth & Income ETF
Investment Objectives
The Fund’s primary investment objective is to pay weekly distributions.
The Fund’s secondary investment objective is to seek daily investment results, before fees and expenses, between 105% and 150% the daily percentage change of the common stock of Tesla, Inc. (NASDAQ: TSLA) (“TSLA”).
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	REX TSLA Growth & Income ETF REX TSLA Growth & Income ETF
Management Fees	0.99%
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[1]
Total Annual Fund Operating Expenses	0.99%
[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Fund Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
REX TSLA Growth & Income ETF | REX TSLA Growth & Income ETF | USD ($)	101	315

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense example above, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to pay weekly distributions to shareholders by employing a covered call strategy and maintain between 105% and 150% notional exposure to TSLA by entering into financial instruments on TSLA, including options contracts and/or swap agreements, as well as directly purchasing shares of TSLA. At the end of each trading day, the Fund will attempt to rebalance its portfolio such that the notional exposure to TSLA obtained through the combination of these instruments will be between 105% and 150% of the Fund’s NAV. The Fund will be managed to maintain between 105% and 150% notion exposure to TSLA for a single day. A “single day” is measured from the time the Fund calculates its NAV to the time of the Fund’s next NAV calculation. The exact amount of notional exposure, and therefore the amount of leverage used by the Fund, will be determined by REX Advisers, LLC, the Fund’s investment adviser (the “Adviser”), based on real-time risk sentiment through technical analysis (i.e., an evaluation that examines TSLA price behavior and chart patterns to determine an uptrend or downtrend). The Fund’s investment sub-adviser is Vident Asset Management (the “Sub-Adviser”). There is no guarantee that the Fund will be successful in its attempt to provide leveraged exposure to TSLA or pay weekly distributions.

The Fund, under normal market conditions, will invest at least 80% of its net assets (plus any borrowings for investment purposes) in shares of TSLA, investments that provide exposure to TSLA or income-producing investments tied to TSLA. For purposes of compliance with this investment policy, TSLA is considered a growth company because TSLA is included within a third-party growth index and exhibits growth characteristics based on earnings per share growth and/or revenue growth. Additionally, for purposes of compliance with this investment policy, derivative instruments (i.e., options contracts and/or swap agreements) will be valued at their notional value.

The Fund’s portfolio will consist of the following elements: (1) leveraged long exposure to TSLA such that the notional exposure to TSLA will be between 105% and 150% of the Fund’s NAV through options contracts, swap agreements and/or direct holdings of TSLA; (2) covered call writing (where TSLA call options are sold against the leveraged long portion of the strategy), which allows the Fund to generate income; and (3) short-term U.S. government securities or money market funds, which are used for collateral for the options contracts and/or swap agreements and to generate additional income.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to TSLA will be between 105% and 150% of the Fund’s NAV. The reset of the leverage factor may result in either a decrease or increase in notional exposure, depending on the performance of TSLA over the course of a given trading day. Therefore, the Fund will provide exposure to the daily total return of TSLA. Accordingly, the Fund is not an appropriate investment for investors who do not intend to actively monitor and manage their portfolios.

The Fund will primarily seek to obtain its notional exposure to TSLA through options contracts on TSLA, including standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”). The Fund may also utilize total return swap agreements or purchase shares of TSLA directly.

Options Contracts

The Fund will utilize options contracts on TSLA in order to gain leveraged long exposure to TSLA. The Fund may purchase deep in-the-money call options contracts, or simultaneously purchase at-the-money call options contracts and sell at-the-money put options contracts. The Fund’s options will be a combination of standardized exchange-traded and/or FLEX Options that utilize TSLA as the reference asset. All options in which the Fund invests are exchange-traded and are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

In general, an options contract gives the purchaser of the options contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (i.e., shares of TSLA) at a specified price (the “strike price”). If exercised, an options contract obligates the seller to deliver shares (for a sold call option) or buy shares (for a sold put option) of the underlying asset at the strike price. Options contracts must be exercised or traded to close within a specified time frame or they expire. A “deep in-the-money” options contract refers to an options contract that has a strike price significantly lower than the current market price of the underlying asset. An “at-the-money” options contract refers to an options contract that has a strike price equal to the current market price of the underlying asset. Standardized exchange-traded options have standard terms, such as the type, reference asset, strike price and expiration date. FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract.

The Fund’s options contracts are based on the value of TSLA, which gives the Fund the right or obligation to receive or deliver shares of TSLA on the expiration date of the applicable options contract in exchange for the stated strike price, depending on whether the options contract is a call option or a put option, and whether the Fund purchases or sells the options contract. The Fund will pay a premium for each purchased call options contract and receive a premium for each sold put options contract. The Fund’s participation in potential changes in the price of TSLA is based on the price of TSLA at the time the Fund enters into the options contract, the strike price of the options contract and the price of TSLA at the time of the contract’s expiration. The maturity of the Fund’s options contracts may vary from 1-day to 6-months.

At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the delta of the deep in-the-money call options contract (or combination of the purchased and sold at-the-money call and put options contracts) produces a targeted leverage amount between 105% and 150% of the Fund’s NAV. “Delta” refers to the measure of the sensitivity of the price of the Fund’s options contract to changes in the price of TSLA.

The use of options contracts provides flexibility in pursuing the Fund’s targeted leverage daily investment objective. In situations where swap agreement availability is constrained, the Fund may rely more heavily on options contracts. Additionally, the Fund may use options contracts in response to changing market dynamics. However, the use of options contracts may be less efficient than the use of swap agreements and may result in the Fund not achieving its targeted leverage daily investment objective.

Swap Agreements

The Fund may also utilize total return swap agreements in order to gain leveraged long exposure to TSLA. The Fund may enter into one or more total return swap agreements with major financial institutions for a specified period ranging from one day to more than one year whereby the Fund and the financial institution will agree to exchange or “swap” the return (or differentials in rates of return) earned or realized on TSLA. The gross return to be exchanged between the parties is calculated with respect to a “notional amount” (i.e., the return on or change in value of a particular dollar amount representing TSLA). “Total return” refers to the payment (or receipt) of the total return on TSLA, which is then exchanged for the receipt (or payment) of a set rate. At the close of regular trading on each trading day, if necessary, the Fund will attempt to rebalance its portfolio and reset its exposure such that the notional exposure to TSLA will be between 105% and 150% of the Fund’s NAV.

The Fund will also invest in the following instruments to serve as collateral in connection with the Fund’s swap agreements and to generate additional income to the Fund: U.S. government securities, such as bills, notes and bonds issued by the U.S. Treasury; and money market funds.

Covered Call Strategy

In addition to maintaining between 105% and 150% notional exposure to TSLA for a single day, the Fund will seek to pay weekly distributions to shareholders by employing a covered call strategy. As part of the Fund’s covered call strategy, the Fund may invest directly in shares of TSLA or purchase and sell a combination of standardized exchange-traded and/or FLEX call and put options contracts.

The Fund may utilize both a traditional covered call strategy and/or a synthetic covered call strategy. A traditional covered call strategy is an investment strategy where an investor (i.e., the Fund) sells a call option on an underlying security it owns (i.e., TSLA). A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor (i.e., the Fund) sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (i.e., the Fund) does not own the underlying security (i.e., TSLA), but rather seeks to synthetically replicate the price movements of the underlying security through the use of purchased and sold call and put options.

As part of its covered call writing strategy, the Fund will generate income in the form of a premium by simultaneously writing (selling) call options contracts on its portion of the portfolio that provides leveraged long exposure to TSLA. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. Due to the Fund’s covered call strategy, the sale of call options to generate income may limit the Fund’s ability to participate in increases in value of TSLA’s share price beyond a certain point. These options are said to be sold “out-of-the-money” because the strike price is higher than the then-current share price of TSLA at the time of purchase. Thus, if TSLA’s share price appreciates beyond the strike price of one or more of the sold call options contracts, the Fund will lose money on those sold call positions, and the losses will, in turn, limit the upside return of the Fund’s leveraged long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the leveraged long exposure to TSLA and the sold TSLA call positions) will limit the Fund’s participation in gains in the price performance of TSLA.

The Fund intends to continuously maintain exposure to TSLA through the use of options contracts. As the options contracts it holds are exercised or expire, the Fund will enter into new options contracts, a practice referred to as “rolling.” This practice of rolling options may result in high portfolio turnover for the Fund. The amount of each week’s distribution is based upon a formula that incorporates a number of dynamic market-based inputs, including the recent total return of TSLA and the implied volatility of TSLA. Accordingly, the Fund’s weekly distribution should be expected to change from week to week.

The Fund will employ its investment strategy as it relates to TSLA regardless of whether there are periods of adverse market, economic, or other conditions and will not take temporary defensive positions during such periods. The Fund’s performance will differ from that of TSLA’s share price and that the performance differences will depend on, among other things, the price of TSLA, changes in the value of the TSLA options contracts the Fund holds, and changes in the value of the U.S. government securities and/or money market funds the Fund holds.

The Fund will be concentrated in the industry or group of industries to which TSLA is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure to the industry or group of industries to which TSLA is assigned). As of May 14, 2025, TSLA is assigned to the Automobiles industry, although this may change from time to time.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from between 105% and 150% of the return of TSLA over the same period. The Fund will lose money if TSLA’s performance is flat over time, and as a result of daily rebalancing, volatility and the effects of compounding, it is even possible that the Fund will lose money over time while TSLA’s performance increases over a period longer than a single day.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment if TSLA decreases in value. Additionally, there is no guarantee that the Fund will be successful in its objective of providing investors with weekly distribution payments. Investing in the Fund is not equivalent to investing in TSLA. Fund shareholders will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to TSLA.

Tesla, Inc.

Tesla, Inc. is an operating company that designs develops, manufactures, leases and sells high performance fully electric vehicles, solar energy generation systems and energy storage products. Tesla, Inc. operates two segments: (i) automotive and (ii) energy generation and storage. The automotive segment includes the design, development, manufacturing, sales and leasing of electric vehicles as well as sales of automotive regulatory credits. The energy generation and storage segment includes the design, manufacture, installation, sales and leasing of solar energy generation and energy storage products and related services and sales of solar energy systems incentives. Tesla, Inc. is listed on Nasdaq. The aggregate market value of voting stock held by non-affiliates of Tesla, Inc., as of June 28, 2024, the last business day of Tesla, Inc.’s most recently completed second fiscal quarter, was $550.17 billion (based on the closing price for shares of Tesla, Inc.’s Common Stock as reported by the Nasdaq Global Select Market on June 28, 2024).

Tesla, Inc. is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the SEC by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the SEC file number 001-34756 through the SEC’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

This document relates only to the securities offered hereby and does not relate to TSLA or other securities of Tesla, Inc. The Fund has derived all disclosures contained in this document regarding Tesla, Inc. from the publicly available documents. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates has participated in the preparation of such publicly available offering documents or made any due diligence inquiry regarding such documents with respect to Tesla, Inc. None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation that such publicly available documents or any other publicly available information regarding Tesla, Inc. is accurate or complete. Furthermore, the Fund cannot give any assurance that all events occurring prior to the date hereof (including events that would affect the accuracy or completeness of the publicly available documents described above) that would affect the trading price of Tesla, Inc. (and therefore the price of Tesla, Inc. at the time we price the securities) have been publicly disclosed. Subsequent disclosure of any such events or the disclosure of or failure to disclose material future events concerning Tesla, Inc. could affect the value received with respect to the securities and therefore the value of the securities.

None of the Fund, the Trust, the Adviser, the Sub-Adviser, or their respective affiliates makes any representation to you as to the performance of TSLA.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH Tesla, Inc.

Principal Risks
Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.rexshares.com/TSII and will provide some indication of the risks of investing in the Fund.